Going Concern (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 29, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	May 01, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss		$ (248,863)	$ (230,564)	$ (97,360)	$ (36,719)	$ (45,385)	$ (23,703)	$ (576,787)	$ (105,807)	$ (125,039)	$ (1,331,947)
Net cash flows used in operating activities								$ (233,332)	$ (113,679)	$ (132,898)	$ (10,509)
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right												1,500,000
Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	478,750
Subscription Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	500,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right												1,500,000
Subsequent Event [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	478,750
Subsequent Event [Member] | Subscription Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	500,000